Deferred and current taxation - Deferred tax movement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax charge/(credit)	€ 161.5	€ 106.0	€ (179.2)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax charge/(credit)	53.4	52.2	(149.7)
IFRS 15 transition adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax charge/(credit)		7.1	7.1
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax charge/(credit)	108.0	€ 46.7	(40.5)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax charge/(credit)	€ 0.1		€ 3.9